Organization	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Organization [Abstract]
Organization

(1) Organization

Description of business

SunPower Inc. (“SunPower” or the “Company”) is the rebranded name of Complete Solaria, Inc. (“Complete Solaria”). The rebranding was effective April 22, 2025 and the Company’s legal name change became effective on October 16, 2025. References to the Company and SunPower include the same entity under its previous name of Complete Solaria. The Company is headquartered in Orem, Utah.

The Company was originally incorporated in Delaware under the name Complete Solaria, Inc. and is a residential solar installer that offers storage and home energy solutions to customers in North America. The Company was formed through Complete Solar Holding Corporation’s acquisition of The Solaria Corporation (“Solaria”).

Complete Solar, Inc. (“Complete Solar”) was incorporated in Delaware on February 22, 2010. Through February 2022, the Company operated as Complete Solar, Inc., a single legal entity. In February 2022, Complete Solar implemented a holding company reorganization (the “Reorganization”) in which the Company created and incorporated Complete Solar Holding Corporation (“Complete Solar Holdings”). As a result of the Reorganization, Complete Solar Holdings became the successor entity to Complete Solar, Inc. Complete Solaria, Inc. (“Complete Solaria”) was formed in November 2022 through the merger of Complete Solar Holding Corporation, a Delaware corporation (“Complete Solar”), and The Solaria Corporation, a Delaware corporation (such entity, “Solaria,” and such transaction, the “Business Combination”).

The Company operates on a 52-to-53-week fiscal year that ends on the Sunday closest to December 31. The Company’s first fiscal quarters for 2026 and 2025 in this report on Form 10-Q ended on March 29, 2026 (“Q1 2026”) and March 30, 2025 (“Q1 2025”), respectively.

Acquisitions

In the fiscal year ended December 28, 2025, the Company completed the acquisitions of Sunder Energy, LLC (“Sunder”) and Ambia Energy LLC (“Ambia”). On February 2, 2026, the Company completed the acquisition of Cobalt Power Systems, Inc. (“Cobalt”). Each of these acquisitions was accounted for as a business combination in accordance with Accounting Standards Codification (“ASC”) 805, Business Combination. Refer to Note 3 – Business Combinations for details of these transactions.

Liquidity and going concern

The Company’s operating loss was $19.2 million in the thirteen weeks ended March 29, 2026. As of March 29, 2026, the Company had an accumulated deficit of $451.5 million, current debt of $38.0 million, and cash and cash equivalents, excluding restricted cash, of $9.5 million. The Company anticipates that operating losses and negative operating cash flows will continue in the near term.

Management is actively pursuing plans to mitigate these conditions, including obtaining additional capital resources through equity or debt financing and leveraging support from significant stockholders when necessary. The Company has financed its operations primarily through sales of equity securities, private placements, debt, issuance of convertible notes and other debt instruments, other financing instruments, cash from operations, and proceeds from the Mergers.

The Company did not file its Quarterly Report on Form 10-Q for the quarter ended September 28, 2025 or the amendment required to the Current Report originally filed on September 26, 2025, relating to the Sunder acquisition, within the timeframe required by the SEC. As a result, the Company is not currently eligible to use a registration statement on Form S-3 that would allow it to continuously incorporate by reference its SEC reports into a registration statement, to use “shelf” registration statements to conduct offerings, or to use the at-the-market offering facility until approximately one year from the date that the Company has regained and maintained status as a current filer. Aside from a “shelf” registration, the Company has alternative financing options and may seek additional liquidity through the use of a Form S-1 registration statement and or private placements.

If the Company is not able to secure adequate additional funding when needed, the Company will need to reevaluate its operating plan and may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, or suspend or curtail planned programs or cease operations entirely. These actions could materially impact the Company’s business, results of operations and future prospects. While the Company has been able to raise multiple rounds of financing, there can be no assurance that in the event the Company requires additional financing, such financing will be available on terms that are favorable, or at all. Failure to generate sufficient cash flows from operations, raise additional capital or reduce certain discretionary spending would have a material adverse effect on the Company’s ability to achieve its intended business objectives.

Therefore, there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the unaudited condensed consolidated financial statements are issued. The accompanying unaudited condensed consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business. They do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.

(1) Organization

Description of Business

SunPower Inc. (“SunPower” or the “Company”) is the rebranded name of Complete Solaria, Inc. (“Complete Solaria”). The rebranding was effective April 22, 2025 and the Company’s legal name change became effective on October 16, 2025.

The Company was originally incorporated in Delaware under the name Complete Solaria, Inc. and is a residential solar installer that offers storage and home energy solutions to customers in North America. The Company was formed through Complete Solar Holding Corporation’s acquisition of The Solaria Corporation (“Solaria”). The Company is headquartered in Orem, Utah.

Complete Solar, Inc. (“Complete Solar”) was incorporated in Delaware on February 22, 2010. Through February 2022, the Company operated as Complete Solar, Inc., a single legal entity. In February 2022, Complete Solar implemented a holding company reorganization (the “Reorganization”) in which the Company created and incorporated Complete Solar Holding Corporation (“Complete Solar Holdings”). As a result of the Reorganization, Complete Solar Holdings became the successor entity to Complete Solar, Inc. Complete Solaria, Inc. (“Complete Solaria”) was formed in November 2022 through the merger of Complete Solar Holding Corporation, a Delaware corporation (“Complete Solar”), and The Solaria Corporation, a Delaware corporation (such entity, “Solaria,” and such transaction, the “Business Combination”).

On July 18, 2023, the Company consummated a series of merger transactions contemplated by an Amended and Restated Business Combination Agreement entered into with wholly-owned subsidiaries of Freedom Acquisition I Corp. (“FACT”) (“Mergers”), equating to a reverse recapitalization for accounting purposes. Under the reverse recapitalization of accounting, FACT was treated as the acquired company for financial statement reporting purposes. This determination was based on the Company having a majority of the voting power of the post-combination company, the Company’s senior management comprising substantially all of the senior management of the post-combination company, and the Company’s operations comprising the ongoing operations of the post-combination company. Accordingly, for accounting purposes, the Mergers were treated as the equivalent of a capital transaction in which Complete Solaria issued stock for the net assets of FACT. The net assets of FACT were stated at historical cost, with no goodwill or other intangible assets recorded.

The Company’s operates on a 52-to-53-week fiscal year that ends on the Sunday closest to December 31. The Company’s fiscal years ended on December 28, 2025 (“2025”) and December 29, 2024 (“2024”).

Acquisitions and Divestitures

In October 2023, the Company completed the sale of its solar panel business (“Divestiture”). The Company determined that the Divestiture represented a strategic shift in the Company’s business and qualified as a discontinued operation for accounting purposes. The Company recognized losses from discontinued operations in its consolidated statements of operations and comprehensive loss and consolidated statements of cash flows related to the Divestiture of $1.1 million and $2.0 million in the fiscal years ended December 28, 2025 and December 29, 2024, respectively. The additional losses recognized in 2025 and 2024 related to legal expenses incurred in connection with litigation related to its former solar panel business.

In the fiscal year ended December 29, 2024, the Company completed the acquisition of certain assets relating to the Blue Raven Solar business, New Homes business and Non-Installing Dealer network (collectively the “SunPower Businesses”) from SunPower Debtors, the successor entity in bankruptcy to SunPower Corporation and its direct and indirect subsidiaries (collectively “SunPower Corporation”). In the fiscal year ended December 28, 2025, the Company completed the acquisitions of Sunder Energy, LLC and Ambia Energy LLC. Each of these acquisitions was accounted for as business combinations in accordance with Accounting Standards Codification (“ASC”) 805, Business Combination. Refer to Note 3 – Business Combinations for details of these transactions.

Liquidity and Going Concern

Since inception through the fiscal year ended December 28, 2025, the Company has incurred recurring losses and negative cash flows from operations. The Company’s net loss from continuing operations was $44.3 million in the fiscal year ended December 28, 2025. As of December 28, 2025, the Company had an accumulated deficit of $456.7 million, short-term debt of $24.3 million, and cash and cash equivalents, excluding restricted cash, of $9.6 million. The Company anticipates that operating losses and negative operating cash flows may continue in the near term.

Management is actively pursuing plans to mitigate these conditions, including obtaining additional capital resources through equity or debt financing and leveraging support from significant shareholders when necessary. The Company has financed its operations primarily through sales of equity securities, private placements, debt, issuance of convertible notes and other debt instruments, other financing instruments, cash from operations, and proceeds from the Mergers.

The Company did not file its Annual Report on Form 10-K for the fiscal year ended December 29, 2024 within the timeframe required by the SEC, its Quarterly Report on Form 10Q for the quarter ended September 28, 2025 or the amendment required to the Current Report originally filed on September 26, 2025 relating to the Sunder acquisition. As a result, the Company is not currently eligible to use a registration statement on Form S-3 that would allow it to continuously incorporate by reference its SEC reports into the registration statement, to use “shelf” registration statements to conduct offerings, or to use the at-the-market offering facility until approximately one year from the date that the Company has regained and maintained status as a current filer. Aside from a “shelf” registration, the Company has alternative financing options and may seek additional liquidity through the use of a Form S-1 registration statement and or private placements.

If the Company is not able to secure adequate additional funding when needed, the Company will need to reevaluate its operating plan and may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, or suspend or curtail planned programs or cease operations entirely. These actions could materially impact the Company’s business, results of operations and future prospects. While the Company has been able to raise multiple rounds of financing, there can be no assurance that in the event the Company requires additional financing, such financing will be available on terms that are favorable, or at all. Failure to generate sufficient cash flows from operations, raise additional capital or reduce certain discretionary spending would have a material adverse effect on the Company’s ability to achieve its intended business objectives.

Therefore, there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. The accompanying consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business. They do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.